Schedule of Future Minimum Aggregate Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Remainder of 2025	$ 17,613
2026	6,122	$ 5,993
Total	23,735
Less: Amount of debt discount to be amortized subsequent to June 30, 2025	(231)
Less: Amount of interest to be accrued subsequent to June 30, 2025	(1,029)
Long Term Debt	$ 22,475	$ 5,993